Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Buildings	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years
Software	2-10 years

Schedule of Intangible Assets	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:
Category	Estimated useful lives
Non-competed agreements	Over the contracted term of up to 6 years
Trademarks	10 years